Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets
Cost	Innovet	Prismic	Lucid	Total
	$	$	$	$
As at December 31, 2022	750,000	19,201,493	6,314,571	26,266,064
Impairment	(750,000)	(19,201,493)	—	(19,951,493)
As at December 31, 2023 and December 31, 2024	—	—	6,314,571	6,314,571

Accumulated amortization	$	$	$	$
As at December 31, 2022	229,933	13,457,622	538,220	14,225,775
Amortization	39,971	1,904,348	420,664	2,364,983
Impairment	(269,904)	(15,361,970)	—	(15,631,874)
As at December 31, 2023	—	—	958,884	958,884
Amortization	—	—	421,816	421,816
As at December 31, 2024	—	—	1,380,700	1,380,700

Net book value
As at December 31, 2023	—	—	5,355,687	5,355,687
As at December 31, 2024	—	—	4,933,871	4,933,871